Net financial loss	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Net financial loss	Net financial loss
Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Interests and gains on financial assets	1,620	564	327
Unrealized gains on financials assets	4,063	313	1,177
Foreign exchange gains	5,568	3,978	4,839
Other financial income	18	—	—
Financial income	11,269	4,855	6,344
Foreign exchange losses	(4,772)	(5,557)	(3,591)
Unrealized losses on financial assets	—	(865)	(95)
Interest on financial liabilities	(204)	(341)	(312)
Other financial expenses	(1)	—	—
Financial expenses	(4,976)	(6,763)	(3,997)
Net financial income (loss)	6,293	(1,908)	2,347
For the financial years ended December 31, 2020 and 2021, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.